S000091430 [Member] Expense Example - iShares MSCI World Small-Cap ETF - iShares MSCI World Small-Cap ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97